Weighted Average Assumptions Used to Determine Benefit Obligations (Parenthetical) (Detail)	Dec. 31, 2010
One Year from Balance Sheet Date
Rate of compensation increase	3.00%
More than One and within Two Years from Balance Sheet Date
Rate of compensation increase	3.50%
More than Two and within Three Years from Balance Sheet Date
Rate of compensation increase	4.00%